CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)		Dec. 31, 2014 CNY		Dec. 31, 2013 CNY		Dec. 31, 2012 CNY		Dec. 31, 2014 Revenues USD ($)	Dec. 31, 2014 Revenues CNY	Dec. 31, 2013 Revenues CNY	Dec. 31, 2012 Revenues CNY	Dec. 31, 2014 Cost of revenues USD ($)	Dec. 31, 2014 Cost of revenues CNY	Dec. 31, 2013 Cost of revenues CNY	Dec. 31, 2012 Cost of revenues CNY	Dec. 31, 2014 Research and development USD ($)	Dec. 31, 2014 Research and development CNY	Dec. 31, 2013 Research and development CNY	Dec. 31, 2012 Research and development CNY	Dec. 31, 2014 Sales and marketing USD ($)	Dec. 31, 2014 Sales and marketing CNY	Dec. 31, 2013 Sales and marketing CNY	Dec. 31, 2012 Sales and marketing CNY	Dec. 31, 2014 General and administrative USD ($)	Dec. 31, 2014 General and administrative CNY	Dec. 31, 2013 General and administrative CNY	Dec. 31, 2012 General and administrative CNY	Dec. 31, 2012 Other income, net CNY
Revenues(1)	$ 284,237	[1]	1,763,579	[1]	749,911	[1]	287,927	[1]
Cost of revenues(1)	(65,018)	[1]	(403,412)	[1]	(140,526)	[1]	(71,560)	[1]
Gross profit	219,219		1,360,167		609,385		216,367
Operating expenses(1)
Research and development	(70,406)	[1]	(436,840)	[1]	(217,846)	[1]	(114,329)	[1]
Selling and marketing	(93,577)	[1]	(580,610)	[1]	(201,504)	[1]	(57,167)	[1]
General and administrative	(41,912)	[1]	(260,047)	[1]	(97,817)	[1]	(34,408)	[1]
Total operating expenses	(205,895)	[1]	(1,277,497)	[1]	(517,167)	[1]	(205,904)	[1]
Operating profit	13,324		82,670		92,218		10,463
Other income (expenses)
Interest income	4,548		28,216		7,077		3,263
Change in fair value of redemption right granted to a non-controlling shareholder	576		3,576		11,146
Changes in fair value of contingent consideration	(2,216)		(13,749)		(1,067)		(297)
Changes in fair value of put options granted to employees	129		799
Foreign exchange gain, net	3		16		920		47
Impairment loss of available for sale securities	(1,397)		(8,664)
Other income, net(1)	562		3,487		2,243		1,283
Losses from equity method investments	(878)		(5,447)		(1,849)		0
Income before taxes	14,651		90,904		110,688		14,759
Income tax expenses	(3,867)		(23,993)		(48,670)		(4,915)
Net income	10,784		66,911		62,018		9,844
Less:net loss attributable to noncontrolling interests	(166)		(1,030)
Net income attributable to Cheetah Mobile Inc.	10,950		67,941		62,018		9,844
Earnings per share
Basic	$ 0.0085		0.0527		0.0567		0.0097
Diluted	$ 0.0082		0.0506		0.0538		0.0094
Earnings per ADS
Basic	$ 0.0850		0.5272		0.5671		0.0974
Diluted	$ 0.0816		0.5064		0.5381		0.0940
Weighted average number of shares used in computation of ordinary shares:
Basic					929,119,153		908,457,367
Diluted					1,135,982,953		1,046,982,205
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(1,121)		(6,960)		(6,087)		(260)
Unrealized gains on available-for-sale securities, net	2,920		18,119		20,929
Reclassification adjustments for gains included in the consolidated statement of profit or loss	(3,404)		(21,121)
Other comprehensive income (loss)	(1,605)		(9,962)		14,842		(260)
Total comprehensive income	9,179		56,949		76,860		9,584
Less: Total comprehensive income attributable to noncontrolling interests	(181)		(1,126)
Total comprehensive income attributable to Cheetah Mobile Inc.	9,360		58,075		76,860		9,584
Related party transactions
Amount of transactions with related parties									$ 13,975	86,708	111,218	72,651	$ (769)	(4,767)	(9,296)	(11,189)	$ (679)	(4,212)	(4,174)	(4,705)	$ (4,501)	(27,931)	(256)	(312)	$ (831)	(5,158)	(2,021)	(91)	1,185

[1]	The amount of transactions with related parties recorded in revenue, cost of revenues, operating expenses and other income, net are as follows: Years ended December 31, 201220132014 RMBRMBRMBUS$ Revenues 72,651 111,218 86,708 13,975Cost of revenues (11,189) (9,296) (4,767) (769)Research and development (4,705) (4,174) (4,212) (679)Selling and marketing (312) (256) (27,931) (4,501)General and administrative (91) (2,021) (5,158) (831)Other income, net 1,185 — — —Details of the related party transactions are set out in note 15(b) to the consolidated financial statements.